Document and Entity Information	12 Months Ended
Jun. 08, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2011
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jun. 07, 2012
Document Effective Date	Jun. 08, 2012
Prospectus Date	Jun. 08, 2012